Award Timing Disclosure	12 Months Ended
Jun. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	We did not grant stock options or similar awards as part of our equity compensation program during the fiscal year ended 2026. If stock options or similar awards are granted, our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on stock option grant dates, but some option grants may be granted close in time to the extent those options are being granted upon hiring of new executive officers. These restrictions do not apply to types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant.
Award Timing MNPI Considered [Flag]	false
MNPI Disclosure Timed for Compensation Value [Flag]	false